Earnings/ (Loss) per Common Share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Earnings/ (loss) per Common Share - Calculation per Share (Table)

	Year ended December 31, 2020	Year ended December 31, 2019	Year ended December 31, 2018
Numerator:
Net income/ (loss)	$27,609	$(65,441)	$(86,373)
Less:
Dividend declared on restricted shares	(144)	(253)	(172)
Undistributed (income)/ loss attributable to Series C participating preferred shares	—	(13)	4,312
Net income/ (loss) attributable to common stockholders, basic	$27,465	$(65,707)	$(82,233)
Net income/ (loss) attributable to common stockholders, diluted	$27,465	$(65,707)	$(82,233)
Denominator:
Denominator for basic net income/ (loss) per share — weighted average shares	16,038,648	13,823,754	9,784,507
Denominator for diluted net income/ (loss) per share — adjusted weighted average shares	16,190,920	13,823,754	9,784,507
Net income/ (loss) per share, basic	$1.71	$(4.75)	$(8.40)
Net income/ (loss) per share, diluted	$1.70	$(4.75)	$(8.40)

Potential common shares of 368,687 for the year ended December 31, 2019 (which includes stock options and shares of restricted common stock) and 732,769 for the year ended December 31, 2018, have an anti-dilutive effect (i.e., those that increase earnings per share or decrease loss per share) and are therefore excluded from the calculation of diluted earnings per share.